GOODWILL	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

Following the disposal of certain Security Solutions segment operations, as described on Note 1c, the changes in the carrying amount of goodwill allocated to reportable segments, for the years ended December 31, 2015 and 2014 are as follows:

	Year ended December 31, 2015
	Customer Interactions Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2015	$392,228	$267,429	$659,657

Functional currency translation adjustments	(7,420)	(1,125)	(8,545)

As of December 31, 2015	$384,808	$266,304	$651,112

	Year ended December 31, 2014
	Customer Interactions Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2014	$401,345	$268,821	$670,166
Functional currency translation adjustments	(9,117)	(1,392)	(10,509)

As of December 31, 2014	$392,228	$267,429	$659,657